Condensed Consolidated Statements Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Net Income (Loss):
Net Income (Loss)	$ (1)	$ 1,144	$ (46)	$ 1,230		$ 242	$ 1,133		$ 631	$ 631	$ 6	$ 110	$ 1,037	$ 235	$ 1,033	$ (51)	$ 1,529	$ (61)	$ 233	$ (13)	$ 54	$ (69)	$ 54	$ (122)	$ 76	$ (265)	$ 163	$ 247	$ (383)	$ 626	$ (120)	$ 24	$ (23)	$ 53	$ (20)	$ 46	$ 32	$ 66	$ (107)		$ (45)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	26	(201)	33		(6)	10		1		(10)				20		18								1		(1)	(130)	(2)		(3)	(82)	25	(201)	14	124	(6)	1	(7)
Amortization of actuarial gains(loss), net of taxes	(1)					(51)	(48)				3																	(37)	(47)			(1)				(14)	(1)
Amortization of prior service cost									(1)		(14)														17		20						(17)		(20)			(1)
Retirement and postretirement plans adjustments											(13)																				(9)								(4)
Deferred Tax			6	85	(12)	(4)	162		(1)		5														(3)		(3)						3		3
Other comprehensive income (loss)	(83)	26	(201)	33		(57)	(38)	(57)			(23)				20		18								(19)		(24)	(167)	(49)		(12)	(83)	45	(201)	37	110	(7)		(11)		(37)
Total comprehensive income	(84)	1,170	(247)	1,263		185	1,095		631		(17)	110	1,037	235	1,053	(51)	1,547	(61)	233	(13)	54	(69)	54	(122)	57	(265)	139	80	(432)	626	(132)	(59)	22	(148)	17	156	25	66	(118)		(45)
Comprehensive income (loss) attributable to noncontrolling interest:
Net income	12		24		1		1																	12		24			1
Foreign currency translation adjustments	(23)	10	(51)	10	(1)		(1)																	(23)	10	(51)	10		(1)
Comprehensive income (loss) attributable to noncontrolling interest	(11)	10	(27)	10																				(11)	10	(27)	10
Comprehensive income (loss) attributable to Tronox Limited	$ (73)	$ 1,160	$ (220)	$ 1,253		$ 185	$ 1,095		$ 631		$ (17)	$ 110	$ 1,037	$ 235	$ 1,053		$ 1,547			$ (13)	$ 54	$ (69)	$ 54	$ (111)	$ 47	$ (238)	$ 129		$ (432)			$ (59)	$ 22	$ (148)	$ 17		$ 25				$ (45)